Accruals and other payables (Tables)	12 Months Ended
Feb. 28, 2025
Payables and Accruals [Abstract]
Schedule of accruals and other payables

	As of February 29, 2024	As of February 28, 2025	As of February 28, 2025
	S$	S$	US$

Accruals	3,494	17,550	13,006
Salary and related payable	-	43,165	31,990
Other payables	21,850	524,313	388,568
Total	25,344	585,028	433,564